Supplier Concentration (Details)				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Supplier Concentration Risk [Member]	Dec. 31, 2011 Supplier Concentration Risk [Member] Carrier Corporation [Member]	Dec. 31, 2010 Supplier Concentration Risk [Member] Carrier Corporation [Member]	Dec. 31, 2009 Supplier Concentration Risk [Member] Carrier Corporation [Member]
Concentration Risk [Line Items]
Number of key suppliers				4
Percentage of purchases from key suppliers	71.00%	72.00%	66.00%		54.00%	52.00%	41.00%